Other non-current assets (Detail) - Other non current assets [member] - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other non current assets [line items]
Tax credits	€ 3,015	€ 3,006	€ 2,446
Guarantees and deposits	415	405	362
Non-current receivable on joint venture	138	1,096	804
Non-listed equity investments	3,046	2,701	0
Convertible loan	2,750	0	0
Other	27	29	55
Total non-current assets	€ 9,391	€ 7,237	€ 3,667